COMMITMENTS AND CONTINGENCIES	3 Months Ended
Nov. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES	NOTE 9 – COMMITMENTS AND CONTINGENCIES As of November 30, 2024 and August 31, 2024, we had no contractual commitments.